Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Net profit (loss) for the year	R$ 2,868,185	R$ 3,915,771	R$ (729,197)
Equity	R$ 5,654,670	5,472,800	1,720,710	R$ 945,489
Investment 1
Disclosure of associates [line items]
Investment name	RPR
Interest in total and voting capital (%)	33.20%
Net profit (loss) for the year	R$ 6,358	106,109	86,682
Equity	R$ 99,672	201,038
Investment 2
Disclosure of associates [line items]
Investment name	Odebrecht Comercializadora de Energia S.A. ("OCE")
Interest in total and voting capital (%)	0.00%
Net profit (loss) for the year	R$ (48)	(543)	(5,720)
Equity	R$ 0	5,178
Investment 3
Disclosure of associates [line items]
Investment name	Borealis
Interest in total and voting capital (%)	20.00%
Net profit (loss) for the year	R$ (2,900)	17,752	R$ 10,538
Equity	R$ 163,884	R$ 166,630